Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 5,304,097	$ 4,100,608	$ 21,648
Receivables	36,399	34,653	91,565
Prepaid expenses	123,272	140,610	200,526
Marketable securities	0	205,600	176,000
Total current assets	5,463,768	4,481,471	489,739
Non-current assets
Restricted cash equivalents	34,500	34,500	0
Reclamation deposits	21,055	21,055	21,055
Equipment	101,162	531,911	917,607
Mineral properties	3,643,720	13,299,906	26,399,708
Total assets	9,264,205	18,368,843	27,828,109
Current liabilities
Accounts payable and accrued liabilities	1,636,786	1,895,983	2,658,018
Credit facility	0	0	1,071,560
Total current liabilities	1,636,786	1,895,983	3,729,578
Non-current liabilities
Provision for closure and reclamation	265,239	244,323	242,347
Tax provision	8,121,918	7,541,016	7,060,691
Total liabilities	10,023,943	9,681,322	11,032,616
Equity
Share capital	173,819,546	165,862,805	156,529,025
Reserves	23,413,830	22,621,202	21,482,133
Accumulated other comprehensive income/(loss)	0	12,160	0
Deficit	(197,993,114)	(179,808,646)	(161,215,665)
Total equity	(759,738)	8,687,521	16,795,493
Total liabilities and equity	$ 9,264,205	$ 18,368,843	$ 27,828,109